CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net income	$ 73,773,000	$ 28,732,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,970,000	2,980,000
Change in fair value of warrant liability	(83,628,000)	0
Impairment loss on right-of-use asset	2,372,000	0
Stock-based compensation	23,625,000	0
Deferred income taxes	1,000	0
Provision for doubtful accounts	3,015,000	0
Changes in operating assets and liabilities:
Accounts receivable	(6,371,000)	(4,300,000)
Prepaid expenses and other current assets	6,504,000	(450,000)
Other assets	87,000	522,000
Accounts payable and accrued expenses	330,000	(1,098,000)
Deferred revenue	2,495,000	3,180,000
Net cash provided by operating activities	25,173,000	29,566,000
Cash flows from investing activities
Purchases of property and equipment	(4,246,000)	(903,000)
Cash paid for acquisitions	(16,000,000)	0
Cash paid for other investments	(3,000,000)	0
Net cash used in investing activities	(23,246,000)	(903,000)
Cash flows from financing activities
Proceeds from the Business Combination	79,969,000	0
Payment of note payable	(205,000)	0
Distributions to members	(18,110,000)	(9,198,000)
Repurchase of Class B Units	(5,565,000)	(301,000)
Net cash provided by (used in) financing activities	56,089,000	(9,499,000)
Net increase (decrease) in cash	58,016,000	19,164,000
Cash - beginning of year	19,918,914	4,967,954
Cash - end of year	77,935,000	24,132,000
Supplemental disclosures of noncash activities
Warranty liability assumed from the Business Combination	193,978,000	0
Tax receivable agreement liability recognized in connection with the Business Combination	126,150,000	0
Deferred tax assets recognized in connection with the Business Combination	147,973,000	0
Other assets assumed from the Business Combination	1,053,000	0
Issuance of equity for acquisitions	29,312,000	0
Holdback liability recognized in connection with acquisition	1,000,000	0
Stock-based compensation capitalized for software development	$ 695,000	$ 0